Stock-Based Compensation (Details) - Schedule of summarizes the activity related to RSUs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Summarizes the Activity Related to Rsus [Abstract]
Restricted Stock Units, Unvested balance at beginning of the period	1,053,445	1,551,033
Weighted Average Grant Date Fair Value, Unvested balance at beginning of the period (in Dollars per share)	$ 4.67
Restricted Stock Units, Granted		414,582
Restricted Stock Units, Vested		860,169
Restricted Stock Units, Forfeited	(115,144)	(52,001)
Weighted Average Grant Date Fair Value, Forfeited (in Dollars per share)	$ 7.71	$ 7.62
Restricted Stock Units, Unvested balance at ending of the period	938,301	1,053,445
Weighted Average Grant Date Fair Value, Unvested balance at ending of the period (in Dollars per share)	$ 4.3	$ 4.67